Angel Oak Financials Income Fund
Schedule of Investments
October 31, 2020 (Unaudited)
	Principal
Collateralized Debt Obligations ― 13.05%	Amount	Value
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (a)	$3,725,000	$3,720,269
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (a)(b)(c)	6,666,000	6,066,060
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.900%, 7/17/2034 (a)(b)	2,000,000	2,005,000
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 1.584% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(c)(d)	1,670,757	1,603,927
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 4.264% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(c)(d)	1,000,000	930,000
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 2.016% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(c)(d)	1,932,051	1,845,109
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 2.706% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(c)(d)	2,000,000	1,900,000
TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost ― $18,943,208)		18,070,365

Common Stocks ― 1.76%	Shares
Financial ― 1.76%
AmeriServ Financial, Inc.	52,700	145,452
Arrow Financial Corp.	1,339	36,648
Atlantic Capital Bancshares, Inc. (e)	6,100	84,668
Central Valley Community Bancorp	10,422	134,444
Chemung Financial Corp.	400	13,632
Codorus Valley Bancorp, Inc.	9,292	125,070
Community Financial Corp.	11,340	247,779
Community West Bancshares	27,976	225,487
Eagle Bancorp Montana, Inc.	14,831	285,645
ESSA Bancorp, Inc.	4,100	52,111
Financial Institutions, Inc.	8,594	152,372
First Bank	12,378	92,711
First United Corp.	4,300	51,256
Greene County Bancorp, Inc.	14,200	320,210
Hingham Institution for Savings	1,800	363,546
Pathfinder Bancorp, Inc.	4,100	41,615
Summit Financial Group, Inc.	3,939	70,941
TOTAL COMMON STOCKS (Cost ― $3,204,287)		2,443,587
	Principal
Corporate Obligations ― 81.06%	Amount
Financial ― 81.06%
Allegiance Bancshares, Inc., 4.700% (3 Month LIBOR USD + 3.130%), 10/1/2029 (d)	$1,000,000	$973,046
Allegiance Bank, 5.250% (3 Month LIBOR USD + 3.030%), 12/15/2027 (a)(d)	1,000,000	1,036,662
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (d)	2,960,000	3,018,071
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	2,000,000	1,997,130
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)	4,000,000	3,737,054
Banc of California, Inc., 5.250%, 4/15/2025	500,000	525,370
Beal Trust I, 3.943% (6 Month LIBOR USD + 3.625%), 7/30/2037 (c)(d)(f)	2,000	1,665,591
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	2,000,000	1,962,696
Byline Bancorp, Inc., 6.000% (SOFR + 5.880%), 7/1/2030 (d)	1,000,000	1,024,040
Cadence Bancorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (d)	2,500,000	2,206,491
Central Pacific Financial Corp., 4.750% (SOFR + 4.560%), 11/1/2030 (a)(d)	1,000,000	997,801
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (d)	1,950,000	1,938,815
Cowen, Inc., 7.250%, 5/6/2024 (a)	1,000,000	1,040,891
Customers Bancorp, Inc., 4.500%, 9/25/2024	1,000,000	1,042,872
Dime Community Bancshares, Inc., 4.500% (3 Month LIBOR USD + 2.660%), 6/15/2027 (d)	650,000	653,691
Equity Bancshares, Inc., 7.000% (SOFR + 6.880%), 6/30/2030 (d)	1,000,000	997,502
FedNat Holding Co., 7.500%, 3/15/2029	2,500,000	2,608,900
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (d)	2,000,000	2,077,750
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(d)	3,000,000	3,111,117
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (d)	1,500,000	1,549,687
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (d)	2,500,000	2,728,483
First Business Financial Services, Inc., 5.500% (3 Month LIBOR USD + 4.070%), 8/15/2029 (a)(d)	3,000,000	3,065,463
First Financial Bancorp, 5.250% (SOFR + 5.090%), 5/15/2030 (d)	1,000,000	1,026,435
Firstsun Capital Bancorp, 6.000% (SOFR + 5.890%), 7/1/2030 (a)(d)	2,000,000	2,070,000
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (a)	1,671,531	1,793,080
Horizon Bancorp, Inc., 5.625% (SOFR + 5.490%), 7/1/2030 (d)	1,000,000	1,010,864
Independent Bank Corp., 5.950% (SOFR + 5.825%), 5/31/2030 (a)(d)	750,000	751,186
Independent Bank Group, Inc., 5.000% (3 Month LIBOR USD + 2.830%), 12/31/2027 (d)	1,750,000	1,734,539
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (d)	2,500,000	2,533,642
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(d)	1,000,000	1,019,242
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,350,000	4,543,355
Level One Bancorp, Inc., 4.750% (SOFR + 3.110%), 12/18/2029 (d)	1,000,000	998,562
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(d)	1,000,000	987,743
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	1,000,000	1,077,561
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (d)	500,000	514,832
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (a)	3,500,000	3,503,977
Metropolitan Bancgroup, Inc., 6.500% (3 Month LIBOR USD + 5.545%), 7/1/2026 (a)(d)	1,000,000	1,018,581
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(d)	1,200,000	1,240,744
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,008,703
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(d)	2,000,000	2,086,942
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (d)	2,000,000	2,040,061
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(d)	3,500,000	3,529,685
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (d)	200,000	201,696
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (a)(d)	2,500,000	2,511,661
Northpointe Bancshares, Inc., 6.000% (SOFR + 4.905%), 9/30/2029 (a)(d)	1,000,000	983,891
Origin Bank, 4.250% (3 Month LIBOR USD + 2.820%), 2/15/2030 (d)	1,000,000	1,020,757
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (d)	1,500,000	1,522,647
Peapack Gladstone Financial Corp., 4.750% (3 Month LIBOR USD + 2.540%), 12/15/2027 (d)	2,250,000	2,340,257
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.673%), 6/15/2026 (d)	1,301,000	1,328,691
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)(d)	2,800,000	2,829,435
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	1,000,000	1,023,578
Reliant Bancorp, Inc., 5.125% (SOFR + 3.765%), 12/15/2029 (d)	2,500,000	2,512,087
Sandy Spring Bancorp, Inc., 4.250% (3 Month LIBOR USD + 2.620%), 11/15/2029 (d)	1,250,000	1,269,739
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(d)	1,250,000	1,275,662
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(d)	1,000,000	1,031,415
Sterling Bancorp, 4.000% (SOFR + 2.530%), 12/30/2029 (d)	1,800,000	1,805,193
Sterling Bancorp, 3.875% (SOFR + 3.690%), 11/1/2030 (d)	2,000,000	1,999,373
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(d)	2,000,000	2,013,202
TCF National Bank, 4.125% (3 Month LIBOR USD + 2.375%), 7/2/2029 (d)	2,000,000	1,999,425
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(d)	2,000,000	2,101,657
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	3,000,000	3,103,796
United Insurance Holdings Corp., 6.250%, 12/15/2027	2,000,000	1,966,380
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	1,500,000	1,530,735
Zais Group LLC, 7.000%, 11/15/2023 (a)	1,440,000	1,456,490
TOTAL CORPORATE OBLIGATIONS - (Cost ― $111,973,431)		112,276,624

Preferred Stocks ― 0.77%	Shares
Financial ― 0.77%
TriState Capital Holdings, Inc.	43,321	1,071,328
TOTAL PREFERRED STOCKS (Cost ― $1,145,025)		1,071,328

Short-Term Investments ― 1.17%
Money Market Funds ― 1.17%
Fidelity Institutional Money Market Government Portfolio, Institutional Class 0.010% (g)	1,613,082	1,613,082
TOTAL SHORT-TERM INVESTMENTS (Cost ― $1,613,082)		1,613,082
TOTAL INVESTMENTS ― 97.81% (Cost ― $136,879,033)		135,474,986
Other Assets in Excess of Liabilities ― 2.19%		3,035,674
NET ASSETS ― 100.00%		$138,510,660

LIBOR	London Inter-Bank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2020, the value of these securities amounted to $74,968,144 or 54.12% of net assets.

(b)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of October 31, 2020.
(c)	Illiquid security. At October 31, 2020, the value of these securities amounted to $14,010,687 or 10.12% of net assets.
(d)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of October 31, 2020.

(e)	Non-income producing security.
(f)	As of October 31, 2020, the Fund has fair valued these securities. The value of these securities amounted to $1,665,591 or 1.20% of net assets.
(g)	Rate disclosed is the seven-day yield as of October 31, 2020.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Collateralized Debt Obligations	$ -	$ 18,070,365	$ -	$ 18,070,365
Common Stocks	2,443,587	-	-	2,443,587
Corporate Obligations	-	110,611,033	1,665,591	112,276,624
Preferred Stocks	1,071,328	-	-	1,071,328
Short-Term Investments	1,613,082	-	-	1,613,082
Total	$ 5,127,997	$ 128,681,398	$ 1,665,591	$ 135,474,986

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2020, the Fund recognized $1,665,591 of transfers from Level 2 to Level 3. There were no transfers to or from Level 1. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2020	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2020
Corporate Obligations	$ -	$ -	$ -	$ -	$ -	$ -	$ 1,665,591	$ -	$ 1,665,591

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2020, is $0.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Corporate Obligations	$ 1,665,591	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$832.80

*Table presents information for one security, which is valued at $832.80 as of October 31, 2020.